Share Based Payments	12 Months Ended
Dec. 31, 2025
Share Based Payments [Abstract]
SHARE BASED PAYMENTS

13. SHARE BASED PAYMENTS

Group and Company Options

The Company operates share-based payment arrangements to remunerate directors and key employees in the form of a share option scheme. The exercise price of the option is normally equal to the market price of an ordinary share in the Company at the date of grant. The Company is currently operating two plans (Tiziana Life Sciences PLC) Share Option Plan which is closed for any new issuances and the Tiziana Life Sciences Ltd 2021 Equity Incentive Plan.

Tiziana Life Sciences PLC Share Option Plan

	2025		2024		2023
			Weighted
	Weighted Average exercise price (cents)	Options (’000)	Average exercise price (Restated) (cents)	Options (Restated) (’000)	Weighted Average exercise price (cents)	Options (’000)

Outstanding at 1 January	69	4,516	62	6,621	59	6,724
Granted	-	-	-	-	-	-
Forfeited/Cancelled	-	-	(77)	(2,105)	(44)	(103)
Exercised	-	-	-	-	-	-

Outstanding at 31 December	74	4,516	69	4,516	62	6,621

Exercisable at 31 December	29	882	27	885	60	2,829

No options were exercised during 2025, 2024 or 2023.

The total outstanding fair value charge of the share option instruments is deemed to be approximately $1,418k (2024: $1,893k), 2023: $2,602k).

Under the Tiziana Life Sciences PLC Share Option Plan, the total expense recognized for the year ending 31 December 2025 arising from share – based payment transactions under the Tiziana Life Sciences PLC Share Option Plan is $597k of which $0k relates to forfeitures during the year (2024 $681k, 2023: $703k).

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Grant Date	Expiry Date	Exercise Price	Share Options at 31 December 2024 and 2025 (’000)
30 April 2018	30 April 2028	$1.10	500
6 May 2020	5 May 2028	$0.47	3,416
23 July 2020	26 July 2030	$2.11	100
25 August 2020	24 August 2030	$1.98	500
Total			4,516

Tiziana Life Sciences Ltd Share Option Plan

	2025		2024
	Weighted		Weighted
	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)

Outstanding at 1 January	69	5,302	73	4,268
Granted	134	620	72	2,260
Forfeited/Cancelled	(67)	(585)	(68)	(1,103)
Exercised	(67)	(125)	(61)	(123)

Outstanding at 31 December	77	5,212	69	5,302

Exercisable at 31 December	67	2,580	68	2,315

	2023
	Weighted
	Average exercise price (cents)	Options (’000)

Outstanding at 1 January	69	2,575
Granted	61	1,753
Forfeited/Cancelled	(57)	(60)
Exercised	-	-

Outstanding at 31 December	73	4,268

Exercisable at 31 December	-	-

There were 125k options exercised in 2025 and 123k options exercised in 2024.

The total outstanding fair value charge of the share option instruments is deemed to be approximately $792k. (2024: $653k, 2023: $974k).

Under the Tiziana Life Sciences Ltd 2021 Equity Incentive Plan, the total expenses recognized for the year ending 31 December 2025 arising from share - based payment transactions are $653k, not including a charge of $262k for forfeitures during the year. (2024: $962k, 2023: $1,019k).

	05 Sep 2025	28 March 2025

Grant date share price	$1.58	$1.12
Exercise share price	$1.58	$1.12
Risk free rate	3.52%	3.91%
Expected volatility	95.26%	94.53%
Option life	10 years	10 years
Weighted average share price	$1.58	$1.12
Weighted average fair value per share option	$1.58	$1.12

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Grant Date	Expiry Date	Exercise Price	Share Options as at 31 December 2024 (’000)
04 November 2022	04 November 2032	$0.67	1,850
14 March 2023	14 March 2033	$0.57	492
13 March 2024	13 March 2034	$0.50	550
03 May 2024	03 May 2034	$0.71	1,000
14 August 2024	14 August 2034	$1.09	200
03 October 2024	03 October 2034	$0.82	500
28 March 2025	28 March 2035	$1.12	330
05 September 2025	05 September 2035	$1.58	290
Total			5,212

Restricted Stock Unit

	2025		2024
	Grant		Grant
	Date price (cents)	Restricted Stock (’000)	Date price (cents)	Restricted Stock (’000)

Outstanding at 1 January	1.09	4,200	-	-
Granted	-	-	1.09	4,200
Outstanding at 31 December	1.09	4,200	1.09	4,200

Exercisable at 31 December	1.09	1,050	-	-

Restricted Stock Units outstanding at the end of the year have the following expiry dates and exercise prices:

Grant Date	Expiry Date	Exercise Price	Restricted Stock at 31 December 2025 (’000)
08 August 2024	08 April 2034	$1.09	4,200
Total			4,200

There were no restricted stocks exercised in 2025.

The total outstanding fair value charge of the restricted stock instruments is deemed to be approximately $1,720k.- (2024: $3,668k).

The total expenses recognized for the year ending 31 December 2025 arising from share - based payment transactions are $1,948k.- (2024: $910k).

Warrants

For warrants issued during the year to December 31, 2025, the Directors have estimated the fair value of the warrants using the Black-Scholes valuation model and assumptions below. No warrants were issued in 2023 or 2022.

12 November 2024

Grant date share price	$0.94
Exercise share price	$1.50
Risk free rate	0.42%
Expected volatility	110.8%

	2025 $000	2024 $000	2023 $000

Outstanding at 1 January	25	-	697
FV Charge	61	25	-
Exercised	(17)	-	(438)
Expired	-	-	(259)

Outstanding at 31 December	69	25	-

Approximately $61k of share-based payment charges are included in the consolidated balance sheet, for the year ended December 31, 2025. (2024: $25k, 2023: $0k).